43. Other disclosures (Details 6) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Total Extended Portfolio [Member]
Statement Line Items [Line Items]
Commercial and industrial	R$ 11,277,454
Mortgage loans - construction	14,061,449
Loans to individuals	15,193,901
Leasing	59,404
Total*	40,592,207
Of Which: Expired [Member]
Statement Line Items [Line Items]
Commercial and industrial	8,876,863
Mortgage loans - construction	13,569,186
Loans to individuals	15,062,757
Leasing	29,388
Total*	37,538,194
Total Portfolio [Member]
Statement Line Items [Line Items]
Commercial and industrial	191,281,653
Mortgage loans - construction	45,791,869
Loans to individuals	178,652,145
Leasing	2,096,359
Total*	R$ 417,822,027
Portfolio Extended % [Member]
Statement Line Items [Line Items]
Commercial and industrial %	5.90%
Mortgage loans - construction %	30.71%
Loans to individuals %	8.50%
Leasing %	2.83%
Total %	9.72%